FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 14, 2018	Oct. 24, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Non-Derivatives:
Cash and cash equivalents			$ 75,781	$ 246,954	$ 206,821	$ 65,710
Restricted cash and short-term deposits			27,106	27,306	$ 21,817	$ 44,927
2015 and 2017 Norwegian Bonds			(1,242,200)	(1,371,000)
Derivatives:
Derivative asset			36,363	11,962
Derivative liability			0	1,618
Deferred financing costs			12,300	16,600
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents			75,781	246,954
Restricted cash and short-term deposits			173,038	182,933
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds			(400,000)	(400,000)
Carrying Value | Level 2
Non-Derivatives:
Short and long-term debt - floating			(854,419)	(987,584)
Obligations under capital lease			122,599	128,081
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset			36,363	11,962
Derivative liability			0	(1,618)
Carrying Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability			0	(7,400)
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value			75,781	246,954
Restricted cash and short-term deposits, fair value			173,038	182,933
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds, fair value			$ (400,595)	$ (392,445)
Derivatives:
Fair value of high yield bonds of face value			100.10%	98.10%
Fair Value | Level 2
Non-Derivatives:
Short and long-term debt - floating, fair value			$ (854,419)	$ (987,584)
Obligations under capital lease, fair value			122,599	128,081
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset			36,363	11,962
Derivative liability			0	(1,618)
Fair Value | Level 2 | Earn Out Units
Derivatives:
Derivative liability			$ 0	(7,400)
Designated as Hedging Instrument | Level 2 | Interest Rate Swap
Derivatives:
Derivative assets (liabilities), at fair value, net				100
Derivative liability, notional amount				$ 72,500
Subsequent Event | Common Stock
Derivatives:
Cash distribution (in dollars per share)	$ 0.4042	$ 0.4042